Document and Entity Information	Feb. 23, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2020
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Common Stock, par value $.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 7.125% Fixed/Floating Rate Noncumulative Preferred Stock, Series J
Entity Information [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 6.875% Fixed/Floating Rate Noncumulative Preferred Stock, Series K
Entity Information [Line Items]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 6.300% Noncumulative Preferred Stock, Series S
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, represent 1/1,000th interest in a share of 6.300% Noncum Pref Stock, Ser S
Trading Symbol	C Pr S
Security Exchange Name	NYSE
7.625% Trust Preferred Securities of Citigroup Capital III (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
7.875% Fixed Rate / Floating Rate Trust Preferred Securities (TruPS) of Citigroup Capital XIII (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
6.829% Fixed Rate / Floating Rate Enhanced Trust Preferred Securities (Enhanced TruPS) of Citigroup Capital XVIII (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol	C/67BP
Security Exchange Name	NYSE
C-Tracks Exchange-Traded Notes Based on the Performance of the Miller/Howard MLP Fundamental Index Due September 28, 2023
Entity Information [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard MLP Fundamental Index Due Sept 2023
Trading Symbol	MLPC
Security Exchange Name	NYSEArca
C-Tracks Exchange-Traded Notes Miller/Howard Strategic Dividend Reinvestor Due September 16, 2024
Entity Information [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Strategic Dividend Reinvestor Due Sept 2024
Trading Symbol	DIVC
Security Exchange Name	NYSEArca
C-Tracks Exchange-Traded Notes on the Miller/Howard MLP Fundamental Index, Series B, Due July 13, 2026 of Citigroup Global Markets Holdings Inc. ("CGMHI") (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	C-Tracks ETN Miller/Howard Fund, Ser B, Due July 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol	MLPE
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long USD vs. JPY Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs JPY Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DJPY
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long USD vs. GBP Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs GBP Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DGBP
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long USD vs. EUR Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs EUR Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DEUR
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long USD vs. CHF Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs CHF Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DCHF
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long USD vs. AUD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long USD vs AUD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DAUD
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long JPY vs. USD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long JPY vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol	UJPY
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long EUR vs. USD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long EUR vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol	UEUR
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long GBP vs. USD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long GBP vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol	UGBP
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long CHF vs. USD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long CHF vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UCHF
Security Exchange Name	NYSEArca
Exchange-Traded Notes Based on the Performance of the VelocityShares Daily 4X Long AUD vs. USD Index due December 15, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	ETN VelocityShares Daily 4X Long AUD vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	UAUD
Security Exchange Name	NYSEArca
VelocityShares Long LIBOR ETNs due August 16, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares Long LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	ULBR
Security Exchange Name	NYSEArca
VelocityShares Short LIBOR ETNs due August 16, 2032 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares Short LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol	DLBR
Security Exchange Name	NYSEArca
VelocityShares 3x Long Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares 3x Long Crude ETNs due Dec 2031 of CGMHI (and registrant’s guaranty )
Trading Symbol	UWT
Security Exchange Name	NYSEArca
VelocityShares 3x Inverse Crude Oil ETNs linked to the S&P GSCI Crude Oil Index ER due December 15, 2031 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	VelocityShares 3x Inverse Crude due Dec 2031 of CGMHI (and registrant’s guaranty )
Trading Symbol	DWT
Security Exchange Name	NYSEArca
Medium-Term Senior Notes, Series N, Callable Step-Up Coupon Notes Due March 31, 2036 of CGMHI (and registrant's guaranty with respect thereto)
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Medium-Term Senior Notes, Series G, Callable Fixed Rate Notes Due January 13, 2027
Entity Information [Line Items]
Title of 12(b) Security	MTN, Series G, Callable Fixed Rate Notes Due Jan 2027
Trading Symbol	C27C
Security Exchange Name	NYSE